Fixed Assets, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

Note 10 — Fixed Assets, Net

Fixed assets consisted of the following as of December, 2021 and 2020:

	December 31,
	2021	2020
Cryptocurrency mining Machines	$2,584,071	$—
Software (Note 7 & 8)	16,000,000	—
Leasehold improvement	38,329	38,463
Office and equipment	305,651	148,048
Total cost of fixed assets	18,928,051	186,511
Less: accumulated depreciation	(1,420,309)	(151,592)
Fixed assets, net	$17,507,742	$34,919

On April 19, 2021, Lion Wealth Limited (the “Transferee”), a wholly-owned subsidiary of the Group, entered into an antminer transfer and maintenance agreement (the “Antminer Transfer and Maintenance Agreement”) with Shanghai ITHELP Network Technology Co., Ltd, (the “Transferor”), in a single transaction, to acquire the Bitmain Antminers S9 Hydro computer model equipment from the Transferor and the maintenance of the mining machines by Shanghai Minebaba Network Technology Co., Ltd (“Minebaba”). The acquisition was closed in May 2021, upon onsite inspection and acceptance and payment, with the Transferee acquiring five thousand brand new units of mining machines. The aggregate purchase price for the mining machines was approximately RMB 17 million (approximately $2.6 million), including the transportation and installation costs. The annual maintenance costs payable to the Minebaba are expected to be $0.2 million. In accordance with the Antminer Transfer and Maintenance Agreement, Minebaba shall operate and maintain the mining machines for three years. The Group may terminate Minebaba’s operation and maintenance with a written notice of 30 days prior to the termination without penalty. The depreciation expense of the mining machines during the operation period in the amount of $378,554 and after ceasing the operation in the amount of $147,248 was included in the line item “cost of crypto mining” and “depreciation”, respectively, in the consolidated statements of operations.

Depreciation expense, not including depreciation expense for the mining machines during the operation, for the years ended December 31, 2021 and 2020 was $916,916, and $40,556, respectively, and are included in operating expenses.

There were no impairment charges related to fixed assets for the period ended December 31, 2021 and 2020.